As filed with the Securities and Exchange Commission
                              on November 30, 2001

                                             1933 Act Registration No. 333-21187
                                             1940 Act Registration No. 811-8047

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Pre-Effective Amendment No.                         / /
                                         ---------

             Post-Effective Amendment No.     9                  /X/
                                          ---------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     10                                    /X/
                       ---------

                             ZURICH YIELDWISE FUNDS
                             ----------------------
               (Exact name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               -------------------------------------------- -----
               (Address of Principal Executive Office) (Zip Code)


       Registrant's Telephone Number, including Area Code: (312) 537-7000

Philip J. Collora, Assistant Secretary                  With a copy to:
      Zurich YieldWise Money Fund                      Cathy G. O'Kelly
       222 South Riverside Plaza                        David A. Sturms
     Chicago, Illinois 60606-5808              Vedder, Price, Kaufman & Kammholz
(Name and Address of Agent for Service)            222 North LaSalle Street
                                                   Chicago, Illinois 60601

         It is proposed that this filing will become effective

                    immediately upon filing pursuant to paragraph (b)
           --------

              X     on December 1, 2001 pursuant to paragraph (b)
           --------

                    60 days after filing pursuant to paragraph (a)(1)
           --------

                    on (date) pursuant to paragraph (a)(1)
           --------

                    75 days after filing pursuant to paragraph (a)(2)
           --------

                    on (date) pursuant to paragraph (a)(2) of Rule 485
           --------

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Prospectus for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder Worldwide 2004 Fund
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short Term Bond Fund
Scudder Small Capitalization Equity Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   Scudder Focus Value+Growth Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Dynamic Growth Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Tax-Exempt New York Money Market Fund
   Investors Pennsylvania Municipal Cash Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund

On September 24, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Scudder's UK operations, Threadneedle Investments. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940, and, therefore, a termination of such agreements, it is anticipated that Scudder will seek approval of new agreements from the Funds' shareholders prior to consummation of the transaction. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

October 1, 2001

                                                                          [LOGO]
                                                                          ZURICH



                             Zurich YieldWise Funds

prospectus


                             December 1, 2001




                             Zurich YieldWise Money Fund

                             Zurich YieldWise Government
                             Money Fund

                             Zurich YieldWise Municipal
                             Money Fund










As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

table of contents


             how the funds work

         2   Zurich YieldWise Money Fund

         8   Zurich YieldWise Government Money Fund

        13   Zurich YieldWise Municipal Money Fund

        19   Other Policies and Risks

        20   Who Manages the Funds

        22   Financial Highlights


             how to invest in the funds

        26   How to Buy Shares

        28   How to Sell Shares

        29   Policies You Should Know About

        35   Understanding Distributions and Taxes
how the funds work


These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.

Each fund takes its own approach to money market investing. Zurich YieldWise Money Fund emphasizes yield through a more diverse universe of investments, while Zurich YieldWise Government Money Fund emphasizes government securities. Zurich YieldWise Municipal Money Fund invests for federally tax-free income.

Remember that money funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their $1.00 share prices aren't guaranteed, so be aware that you could lose money.

                                                           TICKER SYMBOL o SYWXX

Zurich YieldWise Money Fund


The fund seeks maximum current income to the extent consistent with stability of principal.

The Fund's Main Investment Strategy

The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements that are backed by these securities.


The fund may buy securities from many types of issuers, including the U.S. government and corporations. The fund may invest in obligations of foreign banks, and may invest more than 25% of total assets in obligations of U.S. banks. The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities and securities whose remaining maturities are no more than 397 days.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

           This fund, a broadly diversified money fund with an emphasis on
ICON | credit quality, yield and stability, could serve investors who want a versatile money fund.


The Main Risks of Investing in the Fund

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Investments by the fund in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations


o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase

o    over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


Zurich YieldWise Money Fund

ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                    '98         5.58
                                    '99         5.09
                                    '00         6.35

2001 Total Return as of September 30: 3.43%

For the periods included in the bar chart:

Best quarter:     1.63%, Q4 2000

Worst quarter:    1.17%, Q2 1999


AVERAGE ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31/2000

          1 Year                 Since inception*
--------------------------------------------------------
           6.35                        5.72


*    Inception: 4/17/1997

Total returns for inception through 2001 would have been lower if operating expenses hadn't been reduced.



ICON | To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund.

Zurich YieldWise Money Fund

FEE TABLE
----------------------------------------------------

Shareholder Fees
(paid directly from your investment)
----------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                 $2*
----------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or automatic
exchange or withdrawal plan                    $5*
----------------------------------------------------
Transaction fee for redemption by wire        $10*
----------------------------------------------------


Annual Operating Expenses (%)
(deducted from fund assets)
----------------------------------------------------
Management Fee                                0.36
----------------------------------------------------
Distribution (12b-1) Fee                      None
----------------------------------------------------
Other Expenses**                              0.08
----------------------------------------------------
Total Annual Operating Expenses               0.44
----------------------------------------------------
Expense Reimbursement                         0.06
----------------------------------------------------
Net Annual Operating Expenses***              0.38

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.38% through November 30, 2002. Additionally, the advisor has voluntarily capped expenses at a level below the contractual cap. This voluntary expense cap may be terminated at any time at the option of the advisor.

EXAMPLE
--------------------------------------------------------


Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


1 Year        3 Years      5 Years     10 Years
--------------------------------------------------------
$39           $135         $240        $549

                                                           TICKER SYMBOL o SYGXX

Zurich YieldWise
Government Money Fund


The fund seeks maximum current income to the extent consistent with stability of principal.

The Fund's Main Investment Strategy

The fund pursues its goal by investing at least 65% of its total assets in:

o short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities

o    repurchase agreements backed by these securities


The securities the fund may buy range from U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, to securities of issuers such as the Federal Home Loan Bank that carry no government guarantees. The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities and securities whose remaining maturities are no more than 397 days.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

ICON | Investors whose primary concerns are credit quality and stability may want to consider this fund.


The Main Risks of Investing in the Fund

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. While the risk of default is generally considered remote for any securities guaranteed by the U.S. government, not all of the fund's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them. Also, bear in mind that any guarantees on securities the fund owns do not extend to shares of the fund itself.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't invest primarily in U.S. government and agency securities.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations


o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase


o    over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


Zurich YieldWise Government Money Fund

ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                    '99         5.17
                                    '00         6.43

2001 Total Return as of September 30: 3.44%

For the periods included in the bar chart:

Best quarter:     1.65%, Q3 2000

Worst quarter:    1.20%, Q2 1999


AVERAGE ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31/2000

          1 Year                 Since inception*
--------------------------------------------------------
           6.43                        5.78

*    Inception: 12/1/1998

Total returns for inception through 2001 would have been lower if operating expenses hadn't been reduced.




ICON | To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund.

Zurich YieldWise Government Money Fund

FEE TABLE
----------------------------------------------------

Shareholder Fees
(paid directly from your investment)
----------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                 $2*
----------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or automatic
exchange or withdrawal plan                    $5*
----------------------------------------------------
Transaction fee for redemption by wire        $10*
----------------------------------------------------


Annual Operating Expenses (%)
(deducted from fund assets)
----------------------------------------------------
Management Fee                                0.44
----------------------------------------------------
Distribution (12b-1) Fee                      None
----------------------------------------------------
Other Expenses**                              0.09
----------------------------------------------------
Total Annual Operating Expenses               0.53
----------------------------------------------------
Expense Reimbursement                         0.16
----------------------------------------------------
Net Annual Operating Expenses***              0.37

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.37% through November 30, 2002. Additionally, the advisor has voluntarily capped expenses at a level below the contractual cap. This voluntary expense cap may be terminated at any time at the option of the advisor.

EXAMPLE
--------------------------------------------------------

Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


   1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------
     $38          $154        $280           $650

                                                           TICKER SYMBOL o SYUXX

Zurich YieldWise
Municipal Money Fund


The fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal.

The Fund's Main Investment Strategy


The fund pursues its goal by normally investing at least 80% of total assets in high quality short-term municipal securities. The income from these securities is free from regular federal income tax. Income may be subject to state and local tax and the alternative minimum tax (AMT). The fund may buy many types of municipal securities, including industrial development bonds. The fund may invest all or any of its assets in industrial development bonds. The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities and securities whose remaining maturities are no more than 397 days.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

               This fund could make sense for investors looking for federally
ICON | tax-free income along with the liquidity and stability a money fund is designed to offer.


The Main Risks of Investing in the Fund

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the short-term securities market, the fund increases its exposure to factors affecting these regions or sectors. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. Additionally, if the fund is invested heavily in a single state, the risk is greater that the fund could be impacted by factors affecting that state, such as economic or fiscal problems.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o political or legal actions could change the way the fund's dividends are taxed

o the municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers than the taxable securities market


o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase


o    over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


Zurich YieldWise Municipal Money Fund

ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                    '99         3.35
                                    '00         4.29

2001 Total Return as of September 30: 2.41%

For the periods included in the bar chart:

Best quarter:     1.11%, Q4 2000

Worst quarter:    0.72%, Q1 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31/2000

          1 Year                 Since inception*
--------------------------------------------------------
           4.29                        3.80

*    Inception: 12/1/1998

Total returns for inception through 2001 would have been lower if operating expenses hadn't been reduced.



ICON | To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund.

Zurich YieldWise Municipal Money Fund

FEE TABLE
----------------------------------------------------

Shareholder Fees
(paid directly from your investment)
----------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                 $2*
----------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or automatic
exchange or withdrawal plan                    $5*
----------------------------------------------------
Transaction fee for redemption by wire        $10*
----------------------------------------------------


Annual Operating Expenses (%)
(deducted from fund assets)
----------------------------------------------------
Management Fee                                0.45
----------------------------------------------------
Distribution (12b-1) Fee                      None
----------------------------------------------------
Other Expenses**                              0.10
----------------------------------------------------
Total Annual Operating Expenses               0.55
----------------------------------------------------
Expense Reimbursement                         0.25
----------------------------------------------------
Net Annual Operating Expenses***              0.30

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.30% through November 30, 2002. Additionally, the advisor has voluntarily capped expenses at a level below the contractual cap. This voluntary expense cap may be terminated at any time at the option of the advisor.

EXAMPLE
--------------------------------------------------------

Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


1 Year        3 Years      5 Years     10 Years
--------------------------------------------------------
$31           $151         $282        $665
other policies and risks


While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, Zurich YieldWise Municipal Money Fund's policy of investing at least 80% of total assets in municipal securities cannot be changed without shareholder approval.

o As a temporary defensive measure or when acceptable municipal securities are not available, Zurich YieldWise Municipal Money Fund could shift up to 100% of assets into cash or into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.

o The investment advisor measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the advisor will decide what to do with the security pursuant to procedures adopted by each fund's Board.

For More Information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

who manages the funds


The Investment Advisor


The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $325 billion in assets under management.


The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:


Fund Name                                       Fee Paid*
--------------------------------------------------------------------
Zurich YieldWise Money Fund                       0.31%
--------------------------------------------------------------------
Zurich YieldWise Government Money Fund            0.17%
--------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund             0.00%
--------------------------------------------------------------------

* For the fiscal year ended July 31, 2001, the advisor did not impose a portion of its management fee, which amounted to 0.05%, 0.27% and 0.45% of average daily net assets, on an annual basis, of Zurich YieldWise Money Fund, Zurich YieldWise Government Money Fund and Zurich YieldWise Municipal Money Fund, respectively.



ICON | Zurich Scudder, the company with overall responsibility for managing the funds, takes a team approach to asset management.

The Portfolio Managers


The following people handle the day-to-day management of each fund.


   Zurich YieldWise                               Zurich YieldWise Municipal
   Money Fund                                     Money Fund

   Frank J. Rachwalski, Jr.                       Frank J. Rachwalski, Jr.
   Lead Portfolio Manager                         Lead Portfolio Manager

     o    Began investment career in 1973           o    Began investment career in 1973
     o    Joined the advisor in 1973                o    Joined the advisor in 1973
     o    Joined the fund team in 1998              o    Joined the fund team in 1998

   Jerri I. Cohen                                 Elizabeth Meyer

     o    Began investment career in 1981           o    Began investment career in 1994
     o    Joined the advisor in 1981                o    Joined the advisor in 1986
     o    Joined the fund team in 1998              o    Joined the fund team in 2001

Zurich YieldWise Government                       Jerri I. Cohen
Money Fund
                                                    o    Began investment career in 1981
   Frank J. Rachwalski, Jr.                         o    Joined the advisor in 1981
   Lead Portfolio Manager                           o    Joined the fund team in 2000

     o    Began investment career in 1973
     o    Joined the advisor in 1973
     o    Joined the fund team in 1998

   Christopher Proctor

     o    Began investment career in 1990
     o    Joined the advisor in 1999
     o    Joined the fund team in 1999

   Jerri I. Cohen

     o    Began investment career in 1981
     o    Joined the advisor in 1981
     o    Joined the fund team in 2001


financial highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each fund's financial statements, is included in that fund's annual report, which is available upon request (see "Shareholder reports" on the back cover).

Zurich YieldWise Money Fund

Years ended July 31,                    2001       2000      1999      1998      1997^a
-----------------------------------------------------------------------------------------
Selected Per Share Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Net investment income                   .06        .06       .05       .06       .02
-----------------------------------------------------------------------------------------
Less distributions from net
   investment income                   (.06)      (.06)     (.05)     (.06)     (.02)
-----------------------------------------------------------------------------------------
Net asset value, end of period       $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Total Return (%)^b                     5.64^c     5.88      5.03      5.81      1.69**
-----------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period               978        930       914     1,072       245
   ($ millions)
-----------------------------------------------------------------------------------------
Ratio of expenses before expense
   reductions (%)                       .44^d      .47       .45       .44       .60*
-----------------------------------------------------------------------------------------
Ratio of expenses after expense
   reductions (%)                       .34^       .34       .34       .07        --
-----------------------------------------------------------------------------------------
Ratio of net investment income (%)     5.49       5.72      4.92      5.63     5.66*
-----------------------------------------------------------------------------------------

^a For the period from April 17, 1997 (commencement of operations) to July 31, 1997.

^b   Total returns would have been lower had certain expenses not been reduced.

^c Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .44% and .34%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized

Zurich YieldWise Government Money Fund

Years ended July 31,                                         2001      2000      1999^a
-----------------------------------------------------------------------------------------
Selected Per Share Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Net investment income                                        .06       .06       .03
-----------------------------------------------------------------------------------------
Less distributions from net investment income               (.06)     (.06)     (.03)
-----------------------------------------------------------------------------------------
Net asset value, end of period                            $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Total Return (%)^b                                          5.67      5.94      3.30**
-----------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       388       385       211
-----------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)              .54^c     .63       .61*
-----------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)               .21^c     .10       .05*
-----------------------------------------------------------------------------------------
Ratio of net investment income (%)                          5.55      5.87      4.92*
-----------------------------------------------------------------------------------------

^a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .53% and .21%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized

Zurich YieldWise Municipal Money Fund

Years ended July 31,                                         2001      2000      1999^a
-----------------------------------------------------------------------------------------
Selected Per Share Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Net investment income                                        .04       .04       .02
-----------------------------------------------------------------------------------------
Less distributions from net investment income               (.04)     (.04)     (.02)
-----------------------------------------------------------------------------------------
Net asset value, end of period                            $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Total Return (%)^b                                          3.86      3.96      2.09**
-----------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       441       257        81
-----------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)              .55^c      .69      .88*
-----------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)               .00^c      .00      .00
-----------------------------------------------------------------------------------------
Ratio of net investment income (%)                          3.76       3.98     3.25*
-----------------------------------------------------------------------------------------

^a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .55% and .00%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized
how to invest in the funds


The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Zurich, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a financial advisor or workplace retirement plan -- your provider may have its own policies or instructions, and you should follow those.

how to buy shares


                  INITIAL INVESTMENT
                  ------------------------------------------------------------------------
                   $25,000 or more for regular accounts
                   $10,000 or more for IRAs
                   Make out your check to "Zurich YieldWise Funds"
-------------------------------------------------------------------------------------
By mail            o Fill out and sign an application
                   o Send the application and an investment check to:
                     Scudder Investments Service Company, P.O. Box 219356,
                     Kansas City, MO 64121-9356
-------------------------------------------------------------------------------------
By wire            o Call 1-800-537-6001
                   o Give your account registration instructions to the
                     representative, who will give you a new account number
                   o Have your bank wire your investment to: Zurich YieldWise
                     Funds, UMB Bank of Kansas City, N.A. ABA# 1010-0069-5
                   o You will also need to provide your name and account number, and the name and routing number for the fund of your choice:
                     o Zurich YieldWise Money Fund: 98-7083-881-8
                     o Zurich YieldWise Government Money Fund: 98-7096-453-8
                     o Zurich YieldWise Municipal Money Fund: 98-7096-455-4
-------------------------------------------------------------------------------------
By exchange        o To invest in one of these funds by selling shares in a Scudder fund or another Zurich fund, call 1-888-987-4241
-------------------------------------------------------------------------------------
On the             o If you are a current Zurich shareholder see the instructions
Internet             at www.zurichfunds.com
-------------------------------------------------------------------------------------
Through            o Contact your representative using the method that's most
a financial          convenient for you
advisor






               Zurich telephone representatives are available on business days
ICON |         from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m.
               to 3 p.m. Call toll-free 1-888-987-4241 (1-888-ZURICH-1).

                  ADDITIONAL INVESTMENT
                  ------------------------------------------------------------------------
                   $1,000 or more for regular accounts
                   $1,000 or more for IRAs
                   $500 or more a month with an Automatic Investment Plan
                   Make out your check to "Zurich YieldWise Funds"
-------------------------------------------------------------------------------------
By mail            o Send a check and a Zurich investment slip to:
                     Scudder Investments Service Company, P.O. Box 219154,
                     Kansas City, MO 64121-9154
                   o No investment slip? Enclose a letter with your name, fund and account number and your investment instructions
-------------------------------------------------------------------------------------
By wire            o Wire your investment using the wire instructions for initial investments on the previous page
-------------------------------------------------------------------------------------
By EZ-Transfer     o Call 1-888-987-4241 to make sure EZ-Transfer is set up on your account; if it is, you can request a transfer from
                     your bank account of any amount between $50 and $250,000
-------------------------------------------------------------------------------------
By Zurich InfoLine o Call 1-888-987-8678 and follow the instructions
-------------------------------------------------------------------------------------
With an automatic  o For investing directly from your bank account, paycheck or
investment plan      government check
                   o Call 1-888-987-4241 to set up a plan
-------------------------------------------------------------------------------------
By exchange        o To invest in one of these funds by selling shares in a Scudder fund or another Zurich fund, call 1-888-987-4241
-------------------------------------------------------------------------------------
On the             o See the instructions at www.zurichfunds.com
Internet           o Click on "Account Access"
-------------------------------------------------------------------------------------
Through            o Contact your representative using the method that's most
a financial          convenient for you
advisor






               Sending an investment by express, registered, or certified mail?
ICON |         Use this address: Scudder Investments Service Company
               811 Main Street, Kansas City, MO 64105-2005

How to sell shares


                 SELLING SHARES
                 -------------------------------------------------------------------

                 Some transactions, including most for over               Fee per
                 $100,000, can only be ordered in writing; for          Transaction*
                 more information, see page 32

-------------------------------------------------------------------------------------
By check         o Write a check on your account for at least $1,000         $2**
-------------------------------------------------------------------------------------
By phone         o Call 1-888-987-4241 for instructions; a check will        $5
                   be mailed to the address of record
-------------------------------------------------------------------------------------
By wire          o Call 1-888-987-4241 to make sure that wire transfer       $10
                   is set up on your account; if it is, you can
                   request a wire to your bank account
-------------------------------------------------------------------------------------
By EZ-Transfer   o Call 1-888-987-4241 to make sure that EZ-Transfer         $2
                   is set up on your account; if it is, you can request
                   a transfer to yourbank account of any
                   amount between $50 and $250,000
-------------------------------------------------------------------------------------
By exchange      o To sell shares in a Scudder fund or another Zurich        $5
                   fund and invest in one of these funds, call
                   1-888-987-4241
-------------------------------------------------------------------------------------
By mail          o Write a letter that includes:                             $5
                   o the fund and account number from which you want
                     to sell shares
                   o the dollar amount you want to sell
                   o your name(s), signature(s), and address, exactly
                     as on your account
                   o Send the letter to: Scudder Investments Service
                     Company, P.O. Box 219557, Kansas City, MO
                     64121-9557
-------------------------------------------------------------------------------------
With an          o To set up regular exchanges or withdrawals among          $5
automatic          Scudder or Zurich funds, call 1-888-987-4241
exchange or
withdrawal plan
-------------------------------------------------------------------------------------
On the           o Follow the instructions at www.zurichfunds.com         Varies;
Internet           o Click on "Account Access"                           see above
-------------------------------------------------------------------------------------
Through          o Contact your representative using the                  Varies;
a financial        method that's most convenient for you                 see above
advisor
                 *   These fees are waived for investors with an
                     account balance of $100,000 or more. All fees
                     are paid to the fund to offset expenses.
                 **  For each check under $1,000, there is an
                     additional $10 charge

policies you should know about


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a third party provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a third party provider may charge its own fees.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-888-987-4241 (1-888-ZURICH-1).

Policies about transactions

The funds charge transaction fees as noted on the previous page. This fee structure is intended to help the fund lower its annual expenses and, in doing so, to pursue higher returns. If you have an account balance of $100,000 or more, you won't be charged these fees.

Please note that there is also a $5 fee for closing an account ($10 if you close a non-IRA account within one year of opening it). There are also fees for low balances, which are described under "Other Rights We Reserve."

The funds are open for business each day the New York Stock Exchange is open. Zurich YieldWise Money Fund and Zurich YieldWise Government Money Fund calculate their share price three times every business day, first at 12 p.m. Eastern time, then at 2 p.m. Eastern time and again as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Zurich YieldWise Municipal Money Fund calculates its share price at 12 p.m. Eastern time and again as of the close of regular trading on the Exchange.


Although shares trade during business hours, you can place orders anytime. Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through third party providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your third party provider should be able to tell you when your order will be processed.


Wire transactions that arrive by 2 p.m. Eastern time (12 p.m. Eastern time for Zurich YieldWise Municipal Money Fund) will receive that day's dividend. Wire transactions received between 2 p.m. (12 p.m. Eastern time for Zurich YieldWise Municipal Money Fund) and 4 p.m. Eastern time will start to accrue dividends the next business day. Investments by check will be effective at 4 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.



               Zurich telephone representatives are available on business days
ICON |         from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m.
               to 3 p.m. Central time. Call toll-free 1-888-987-4241 (1-888-ZURICH-1).

ICON | If you ever have difficulty placing an order by phone, you can always send us your order in writing.


When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Zurich InfoLine, the Zurich automated telephone service, is available 24 hours a day by calling 1-888-987-8678. You can use Zurich InfoLine to get information on Zurich funds generally and on accounts held directly at Zurich. You can also use it to make exchanges and to buy and sell shares.


EZ-Transfer lets you set up a link between a Zurich account and a bank account. Once this link is in place, you can move money between the two with a phone call or on the Internet at www.zurichfunds.com. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up EZ-Transfer on a new account, see the account application which can also be downloaded from our web site; to add it to an existing account, call 1-888-987-4241.


Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you'll be charged a $10 service fee when you write a check that's larger than your available balance at the time the check is presented to us, and we will not be able to honor the check. There is a $2 fee for writing a check on accounts less than $100,000. Please note that you'll be charged a $10 fee when you write a check for less than $1,000. We also cannot honor any check for more than $5,000,000, or any check written on an account on which there is a Power of Attorney. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that your bank may charge fees in addition to those charged by the funds. Wire transactions are completed within 24 hours. The funds can only accept and send wires of $1,000 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.


When you want to sell more than $100,000 worth of shares, or send the proceeds to a third party or a new address you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is received in good order, although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check or EZ-Transfer, in which case your check will be held for ten days and you cannot use our telephone, Internet or checkwriting privileges, or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price

The share price is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


As noted earlier, each fund seeks to maintain a stable $1.00 share price.

In valuing securities, we use the amortized cost method (the method used by most money market funds).

Other rights we reserve

For each fund, you should be aware that we may do any of the following:


o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $1 a month if your account balance is below $10,000 for the last 30 days; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o    reject or limit purchases of shares for any reason


The funds' distributor, Scudder Distributors, Inc. ("SDI"), may offer a promotional incentive (during a time period to be specified between 12/1/01 and 11/30/02) to new investors for opening a Zurich YieldWise Fund account with a minimum balance of $25,000 or $1,000 a month with Payroll Direct Deposit or to current shareholders for increasing their balance by $10,000. The promotional incentive may be a subscription to a financial magazine (such as, but not limited to, Kiplinger's Personal Finance, Smart Money, Bloomberg Personal Finance and Money), financial book, video or CD. At least two weeks prior to commencing such an offer, SDI will inform current shareholders of the effective time period for the offering through either the funds' annual or semiannual reports or the shareholder's monthly statement. SDI will inform new investors as part of their account confirmation kit. To find out more about an offering, call 1-800-537-6001 or visit www.zurichfunds.com.

understanding distributions
and taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to declare income dividends daily, and pay them monthly. Zurich YieldWise Municipal Money Fund may make short- or long-term capital gains distributions in November or December. The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them automatically reinvested in fund shares or sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Zurich YieldWise Money Fund and Zurich YieldWise Government Money Fund are generally taxed at ordinary income rates. Any long-term capital gains distributions are generally taxed at capital gains rates, although the funds typically don't expect to make long-term capital gains distributions. Also, because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

Dividends from Zurich YieldWise Municipal Money Fund are generally free from federal income tax for most shareholders, and a portion of dividends from Zurich YieldWise Government Money Fund are generally free from state and local income taxes. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short-term capital gains

o with Zurich YieldWise Municipal Money Fund, because the fund can invest in securities whose income is subject to the federal alternative minimum tax
     (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o with Zurich YieldWise Government Money Fund, shareholders who live in certain states and localities may not be eligible for the tax exemptions that shareholders in most locations are

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
to get more information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call 1-888-987-4241 (1-888-ZURICH-1) or visit our Web site at www.zurichfunds.com.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about the funds, call 1-888-987-4241. These documents and other information about the funds are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.


SEC Public Reference Section, Washington, DC 20549-0102, www.sec.gov, 1-202-942-8090

Fund Name                                          SEC File #
---------------------------------------------------------------------
Zurich YieldWise Money Fund                         811-8047
---------------------------------------------------------------------
Zurich YieldWise Government Money Fund              811-8047
---------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund               811-8047

                                                                          [LOGO]
                                                                          ZURICH

                                                      Scudder Distributors, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                              www.zurichfunds.com 1-800-537-6001

                             ZURICH YIELDWISE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2001


                           Zurich YieldWise Money Fund
                        Zurich YieldWise Government Fund
                      Zurich YieldWise Municipal Money Fund


             222 South Riverside Plaza, Chicago, Illinois 60606-5808

                        1- 888-987-4241 (1-888 ZURICH-1)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Zurich YieldWise Funds (the "Trust") dated December 1, 2001 as amended from time to time. The prospectus may be obtained without charge by calling or writing Zurich YieldWise Funds, and is also available along with other related materials on the Securities and Exchange Commission's internet web site (http://www.sec.gov).


                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS......................................................2


Investment  POLICIES AND TECHNIQUES..........................................3
         Money Fund..........................................................3
         Government Money Fund...............................................5
         Muni Money Fund.....................................................6

MANAGEMENT OF THE FUNDS.....................................................10
         Investment Advisor.................................................10
         Brokerage Commissions..............................................12
         Underwriter........................................................13

FUND SERVICE PROVIDERS......................................................13
         Fund Accounting Agent..............................................13
         Custodian, Transfer Agent and Shareholder Service Agent............13
         Auditors...........................................................14
         Legal Counsel......................................................14

PERFORMANCE.................................................................14


PURCHASE AND REDEMPTION OF SHARES...........................................17


SPECIAL FEATURES............................................................20

FUND ORGANIZATION AND SHAREHOLDER RIGHTS....................................20

DIVIDENDS AND TAXES.........................................................22

NET ASSET VALUE.............................................................23


OFFICERS AND TRUSTEES.......................................................23

APPENDIX -- RATINGS OF INVESTMENTS..........................................27


The financial statements appearing in the Trust's Annual Report to Shareholders dated July 31, 2001 are incorporated herein by reference. The Trust's Annual Report accompanies this Statement of Additional Information, and may be obtained without charge by calling 1-888-987-4241(1-888 ZURICH-1).

                             INVESTMENT RESTRICTIONS


Zurich YieldWise Money Fund ("Money Fund"), Zurich YieldWise Government Money Fund ("Government Money Fund") and Zurich YieldWise Municipal Money Fund ("Muni Money Fund") (each a "Fund," and collectively, the "Funds") have adopted certain investment restrictions which cannot be changed without approval by holders of a majority of such Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or
(b) more than 50% of the outstanding shares of the Fund. Each Fund is a diversified open-end management investment company.


As a matter of fundamental policy, each Fund may not:

(1) Borrow money, except as permitted under 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) Concentrate its investments in a particular industry, as the term is used in 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time (Money Fund's concentration in the banking industry is described on page 5);

(4) Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) Purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)      Purchase  physical   commodities  or  contracts  relating  to  physical
         commodities;


(7) Make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


With regard to restriction (3) for Money Fund, for purposes of determining the percentage of Money Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

Government Money Fund and Muni Money Fund have no current intention of making loans as permitted in investment restriction (7) noted above.

If a Fund adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

The Funds have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

(1) Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

(2) Lend portfolio securities in an amount greater than 5% of its total asset s;

(3)      Invest more than 10% of net assets in illiquid securiti es.

                       INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that Zurich Scudder Investments, Inc. (the "Advisor"), in its discretion, might, but is not required to, use in managing a Fund's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could, from time to time, have a material impact on the Fund's performance.

The Funds described in this Statement of Additional Information seek to maintain a net asset value of $1.00 per share although there is no guarantee that they will be able to do so.


Master/Feeder Fund Structure

The Board of Trustees has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


 Money Fund

Money Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in no more than 397 days :

1 Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2 Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3 Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4 Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) have received a high-quality short-term rating by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Services, Inc. ("Fitch"), or any other nationally recognized statistical rating organization as determined by the Securities and Exchange Commission ("SEC"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment advisor. Currently, only obligations in the top two short-term rating categories are considered to be rated high quality. The two highest short-term rating categories of Moody's, S&P and Fitch for commercial paper are Prime-1 and Prime-2; A-1 and A- 2; and F-1 and F-2, respectively. For a description of these ratings, see "Appendix-- Ratings of Investments" herein.

5 Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.


Investments by Money Fund in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

Money Fund may invest in commercial paper which is issued by major corporations without registration under the Securities Act of 1933 in reliance upon the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

Money Fund may also invest in commercial paper issued in reliance upon the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "Additional Investment Information About the Funds" below. The Advisor monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuous basis.

The Fund may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges.
Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate. See "Additional Investment Information About the Funds" below for a discussion of "Variable Rate Securities." A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Fund's investment advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Fund. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its certificates prior to maturity to the issuer or a third party. While the Fund may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Fund's assets.

         Money Fund may concentrate 25% or more of its assets in bank certificates of deposit, time deposits or banker's acceptances of U.S. banks and their domestic branches in accordance with its investment objective and policies. Accordingly, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated. The Fund will not change this policy without the vote of shareholders.


         The  fund  may  invest  in  floating  and  variable  rate   instruments
(obligations that do not bear interest at fixed rates).

Government Money Fund


Government Money Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing at least 65% of its total assets in the following securities that mature within 397 days or less:


1 U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2        Repurchase agreements backed by the obligations described above.


Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are backed by the full faith and credit of the U.S. Government. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Fund, however, does not guarantee the net asset value of its shares, which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.


The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Muni Money Fund


Muni Money Fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal. The Fund pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations.

Under normal market conditions, at least 80% of the Fund's total assets will be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax ("Municipal Securities").


Dividends representing net interest income received by Muni Money Fund on Municipal Securities will be exempt from regular federal income tax when distributed to the Fund's shareholders. Such dividend income may be subject to state and local taxes and the alternative minimum tax. See "Dividends and Taxes." The Fund's assets will generally consist of Municipal Securities, temporary investments as described below and cash. The Fund considers short-term Municipal Securities to be those that mature in 397 days or less.


Muni Money Fund will invest in Municipal Securities which at the time of purchase:


1 are rated within the two highest ratings for Municipal Securities (Aaa or Aa) assigned by Moody's, (AAA or AA) assigned by S&P, (AAA or AA) assigned by Fitch, or any other nationally recognized statistical rating organization ("NRSRO") as determined by the Securities and Exchange Commission;

2 are guaranteed or insured by the U.S. Government as to the payment of principal and interest;

3 are fully collateralized by an escrow of U.S. Government securities acceptable to the investment advisor;

4 have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher, or Fitch's municipal commercial paper rating of F-2 or higher, or higher, or a rating within the two highest categories of any other NRSRO as determined by the Securities and Exchange Commission;

5 are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's, S&P, Fitch or any other NRSRO as determined by the Securities and Exchange Commission; or

6 are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Advisor.

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. As indicated under "Dividends and Taxes," the Fund may invest in "private activity" bonds.

Muni Money Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Fund's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.


Muni Money Fund may purchase high quality certificates in trusts that hold Municipal Securities. A certificate gives the Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These certificates may be variable rate or fixed rate with remaining maturities of one year or less. A certificate may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the certificate. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment adviser considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Fund. It is anticipated by the Fund's investment advisor that, for most publicly offered certificates, there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its certificates prior to maturity to the issuer or a third party. As to those instruments with demand features, the Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.


In seeking to achieve its investment objective, Muni Money Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Fund's investment advisor. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.


The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, Muni Money Fund may invest in taxable "temporary investments" which include:


1        obligations of the U.S. Government, its agencies or instrumentalities;

2 debt securities rated within the two highest grades by Moody's, S&P, Fitch or any other NRSRO as determined by the Securities and Exchange Commission;

3 commercial paper rated in the two highest grades by any of these rating services;

4 certificates of deposit of domestic banks with assets of $1 billion or more; and

5 repurchase agreements of the obligations described above (Repurchase agreements are discussed below).

Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Fund is permitted to invest in taxable securities, it is the Fund's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends and Taxes." For a description of the ratings, see "Appendix -- Ratings of Investments."


Municipal Securities that the Muni Money Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.


Examples of Municipal Securities that mature in or have remaining maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.


Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. Muni Money Fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Additional Investment Information About the Funds


In addition to the specific investment objective and policies listed above, each Fund limits its investments to securities that meet the requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value."


Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Funds will consider them to have been purchased on the date when it committed itself to the purchase.


A security purchased on a when-issued basis, like all securities held by the Funds, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value."


The Funds will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

Each Fund may invest in instruments that have interest rates that adjust periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Each Fund may invest in repurchase agreements, which are instruments under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed 397 days. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A Fund will not purchase illiquid securities if, as a result thereof, more than 10% of such Fund's net assets valued at the time of the transaction would be invested in such securities. If a Fund holds a material percentage of its assets in illiquid securities, there may be a question concerning the ability of such Fund to make payment within seven days of the date its shares are tendered for redemption. Securities and Exchange Commission guidelines provide that the usual limit on aggregate holdings by a money market fund of illiquid assets is 10% of its net assets. Each Fund's investment advisor monitors holdings of illiquid securities on an ongoing basis and will take such action as it deems appropriate to help maintain adequate liquidity.


Interfund Borrowing and Lending Program. The Trust has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Fund is actually engaged in borrowing through the interfund lending program, that Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

                             MANAGEMENT OF THE FUNDS

Investment Advisor

Zurich Scudder Investments, Inc. (the "Advisor") 345 Park Avenue, New York, New York, 10154-0010, is the Funds' investment advisor. The Advisor is approximately 70% owned by Zurich Financial Services, Inc., a newly formed global insurance and financial services company. The balance of the Advisor is owned by the Advisor's officers and employees. Pursuant to an investment management agreement for each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying a Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Trust expenses generally are allocated among the Funds on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Fund are charged to that Fund.


Each investment management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


Each investment management agreement continues in effect from year to year for each Fund so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and (b) by the shareholders of the Trust or the Board of Trustees. Each agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. Shareholders of each Fund will vote separately upon matters affecting only an individual fund. Additional Funds may be subject to a different agreement.

On September 7, 1998, Zurich Insurance Company ("Zurich") the majority owner of the Advisor, entered into an agreement with B.A.T. Industries p.l.c. ("B.A.T."), pursuant to which the financial services business of B.A.T. were combined with Zurich's businesses to form a new global insurance and financial services company  known as Zurich  Financial  Services.  On October  17,  2000,  the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services. On January 1, 2001, Scudder Kemper Investments, Inc. changed its name to Zurich Scudder Investments, Inc.


For the services and facilities furnished, each Fund pays a monthly investment management fee on a graduated basis of 1/12 of the annual rate of:


6 0.50% of the first $215 million of average daily net assets of the Fund,

7        0.375% of the next $335 million,

8        0.30% of the next $250 million; and

9        0.25% of the average daily net assets thereafter.

As a result of the fee waivers and expense absorption then in effect for the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, Money Fund paid investment management fees of $2,989,695, $2,142,078, and $2,616,000, respectively.

As a result of the fee waivers and expense absorption then in effect for the fiscal years ended July 31, 2001, July 31, 2000 and the period November 30, 1998 (commencement of operations) to July 31, 1999, Government Money Fund paid investment management fees of $737,241, $0 and $0, respectively.

As a result of the fee waivers and expense absorption then in effect for the fiscal years ended July 31, 2001, July 31, 2000 and the period November 30, 1998 (commencement of operations) to July 31, 1999, the Muni Money Fund paid investment management fees of $0, $0 and $0, respectively.

If expense limits had not been in effect, the Advisor would have received investment management fees from Money Fund of $3,488,092, $3,335,656, and $3,811,363 for the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, respectively.

If the expense limits had not been in effect for the fiscal year ended 2001 for Government Fund and Muni Money Fund, the Advisor would have received investment management fees in the amount of $1,917,067 and $1,616,955, respectively. If the expense limits had not been in effect for the fiscal period ended July 31, 2000 for Government Fund and Muni Money Fund, the Advisor would have received fees in the amount of $1,288,103 and $857,334, respectively.

The Advisor absorbed no operating expenses for Money Fund, for the fiscal year ended July 31, 2001 and absorbed $1,193,578 and $1,195,000, for the fiscal years ended July 31, 2000 and July 31, 1999, respectively.

For Government Fund, the Advisor absorbed operating expenses of $7,854, $1,288,103 and $37,000 respectively for the fiscal periods ended July 31, 2001, July 31, 2000 and July 31, 1999.

For Muni Money Fund, the Advisor absorbed operating expenses of $125,975, $857,334 and $0, respectively for the fiscal periods ended July 31, 2001, July 31, 2000 and July 31, 1999.

Brokerage Commissions


Allocation of brokerage is supervised by the Advisor.

Portfolio transactions are undertaken principally to pursue the objective of each Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Fund depending upon the Advisor's ability to correctly time and execute such transactions. Since a Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, so each Fund's portfolio turnover rate for reporting purposes should generally be zero.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.


When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities: the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere. In selecting among firms believed to meet the criteria for handling a particular transaction, the Advisor may give consideration to those firms that have sold or are selling shares of a fund managed by the Advisor.


Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund and not all such information is used by the Advisor in connection with the fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

The trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


There are normally no brokerage commissions paid by the Funds for such purchases and none were paid by Money Fund, Government Money Fund or Muni Money Fund since they commenced operations.

Code of Ethics. The Funds, the Advisor and principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Funds and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Underwriter

Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter for shares of the Funds and acts as agent of the Funds in the sale of their shares. The Funds pay the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires six months notice. SDI receives no compensation from the Funds as principal underwriter for the Funds' shares and pays all expenses of distribution of the Funds' shares.

Certain officers or trustees of the Trust are also directors or officers of the Advisor and SDI as indicated under "Officers and Trustees."

                             FUND SERVICE PROVIDERS

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to Money Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to Money Fund under this agreement. Government Money Fund and the Muni Money Fund pay SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

For the fiscal year ended July 31, 2001, July 31, 2000 and July 31, 1999, Government Money Fund and Muni Money Fund paid no accounting fees.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Money Funds. State Street, as custodian, has custody of all securities and cash of Government Money Fund and the Muni Money Fund. State Street attends to the collection of principal and income, and payment for and collection of proceeds bought and sold by the Funds. State Street also acts as transfer agent for the Funds. Pursuant to a services agreement with State Street, Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives, as transfer agent, and pays to SISC a $10 annual account fee, a $5 new account set up fee, an annual asset based fee of 0.06% of average daily net assets and out-of-pocket expense reimbursement

Prior to August 31, 2000, Investors Fiduciary Trust Company ("IFTC") acted as transfer agent for the Funds. As of August 31, 2000, State Street Bank and Trust Company ("SSB") acts as transfer agent for the funds.

During the fiscal year ended July 31, 2001, shareholder service fees were remitted for Money Fund in the amount of $134,190, for Government Money Fund of $0 and for Muni Money Fund of $0 to SISC as Shareholder Service Agent.

During the fiscal year ended July 31, 2000, IFTC remitted shareholder service fees for Money Fund in the amount of $554,339, of which $158,277 was unpaid at July 31, 2000, for Government Money Fund of $102,130, of which $34,105 was unpaid at July 31, 2000 and for Muni Money Fund of $137,988, of which $36,316 was unpaid at July 31, 2000 to SISC as Shareholder Service Agent.

During the fiscal year ended July 31, 1999, shareholder service fees were remitted for Money Fund, Government Money Fund and Municipal Money Fund in the amount of $466,000 to KSvC.

Auditors

The Funds' independent auditors, Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Funds.


                                   PERFORMANCE


From time to time, the Trust may advertise several types of performance information for a Fund, including "yield," "effective yield" and, for Muni Money Fund only, "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of the Fund. The yield of a Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.


Each Fund's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Fund as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. Each Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1)^365/7-1.

Each Fund's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is: (seven-day base period return +1)^365/7 - 1. Each Fund may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1.


The tax equivalent yield of Muni Money Fund is computed by dividing that portion of the Fund's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Free versus Taxable Yield" below.


Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage or the increased dollar value of the hypothetical investment over the period.


         All performance information shown below is for periods ended July 31, 2001.

                                             *Tax-
                               Effective   Equivalent                                    Total
                      Yield      Yield       Yield          AATR         AATR Since      Return    Total Return
       Fund          7 days      7 days      7 days        1 yr.         Inception        1 yr.    Since Inception**
       ----          ------      ------      ------        -----         ---------       -----     ----------------

Money Fund***         3.61%      3.68%        N/A          5.64%           5.61%         5.64%         26.39%

Government Fund***    3.68%      3.75%        N/A          5.67%           5.60%         5.67%         15.62%

Muni Money Fund***    2.83%      2.87%       4.65%         3.86%           3.71%         3.86%         10.21%

*        Based upon a marginal federal income tax rate of 39.1%.

** Money Fund commenced operations on April 17, 1997. Government Money Fund and the Muni Money Fund commenced operations on November 30, 1998.

*** The Total Return and AATR would have been lower without the effect of the fee waiver and expense absorption for Money Fund, Government Money Fund and Muni Money Fund.


Each Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Fund is held, but also on such matters as Fund expenses.

The performance of the Funds may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Fund's performance also may be compared to other money market funds reported by IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

A Fund's performance also may be compared to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and certificates of deposit as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Funds fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Funds are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received.

Investors may also want to compare a Fund's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S.
Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Fund's yield will fluctuate. Also, while each Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.


Tax-Free versus Taxable Yield. You may want to determine which investment--tax-free or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-free investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-free yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Muni Money Fund may generate. Both tables are based upon current law as to the 2000 federal tax rate schedules.

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $126,600


                                                   Your
                                                 Marginal                  A Tax-Exempt Yield of:
               Taxable Income                  Federal Tax      2%      3%      4%      5%      6%       7%
        Single                  Joint              Rate             Is Equivalent to a Taxable Yield of:
------------------------ -------------------- --------------- -------------------------------------------------


    $27,051-$65,550      $45,201-$109,250        27.5%       2.76%   4.14%   5.52%   6.90%   8.28%    9.66%
     Over $65,550           Over $109,250        30.5%       2.88%   4.32%   5.76%   7.19%   8.63%   10.07%


                                       16

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Over $126,600*

                                                   Your
                                                 Marginal                  A Tax-Exempt Yield of:
               Taxable Income                  Federal Tax      2%      3%      4%      5%       6%       7%
        Single                  Joint              Rate             Is Equivalent to a Taxable Yield of:
------------------------ -------------------- --------------- ------- ------- ------- ------- --------- --------


    $65,551-$136,750     $109,251-$166,450       30.5%       2.88%   4.32%   5.76%   7.19%   8.63%     10.07%
   $136,751-$297,300      $166,451-$297,300      35.5%       3.10%   4.65%   6.20%   7.75%   9.30%     10.85%
     Over $297,300          Over $297,300        39.1%       3.28%   4.93%   6.57%   8.21%   9.85%     11.49%


* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $186,800 and $309,300 (single between $126,600 and $247,000), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).


                        PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of each Fund are sold at their net asset value next determined after an order and payment are received in the form described in the Funds' prospectus. There is no sales charge. The minimum initial investment in any Fund is $25,000 ($10,000 for IRAs) and the minimum subsequent investment is $1,000 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Funds may waive the minimum for purchases by trustees, directors, officers or employees of the Funds or the Advisor and its affiliates and the $1 monthly fee assessed on accounts below $10,000. An investor wishing to open an account should use the account application form available from the Funds and choose one of the methods of purchase described in the Funds' prospectus. Since each Fund will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Fund has adopted procedures for the convenience of its shareholders and to ensure that each Fund receives investable funds.

If shares of a Fund to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who currently hold certificates may hold the certificates in their possession until they wish to exchange or redeem such shares.

Orders for purchase of shares of a Fund received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for Money Fund and Government Money Fund and at or prior to the 12:00 p.m. Eastern time net asset value determination for the Muni Money Fund, otherwise dividends will begin to accrue for the next business day if effected at the 4:00 p.m. Eastern time net asset value determination. Investments by check will be effective at 4:00 p.m. Eastern time on the next business day and will earn dividends the following calendar day.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to Zurich YieldWise Funds: United Missouri Bank of Kansas City, N.A. (ABA #1010-0069-5) Zurich YieldWise Money Fund: 98-7083-881-8, or Zurich YieldWise Government Money
Fund: 98-7096-453-8 or, Zurich YieldWise Municipal Money Fund: 98-7096-455-4.

Redemption of Shares

Upon receipt by the Shareholder Service Agent of a request for redemption in proper form, shares will be redeemed by a Fund at the applicable net asset value as described in the Funds' prospectus. If processed at 4:00 p.m. Eastern time, the shareholders will receive that day's dividend. A shareholder may elect to use either the regular or expedited redemption procedures. Shareholders who redeem shares of a Fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

Although it is each Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, a Fund will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Fund reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability. A Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Fund reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000 since a $10 service fee will be charged as described below. There is also a $2 fee for writing a check on accounts less than $100,000. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Fund. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Fund.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Fund reserves the right to terminate or modify this privilege at any time.

A Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of a Fund also provide special redemption features through charge or debit cards and checks that redeem Fund Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.


                                SPECIAL FEATURES

Automatic Withdrawal Plan. If you own $10,000 or more of a Fund's shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. Additionally, there is a $1/month small account fee for account balances under $10,000. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Funds. The minimum automatic withdrawal amount is $1,000 and the shareholder will be charged a $5.00 fee for each withdrawal.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:


o Traditional, Roth and Education Individual Retirement Accounts (IRAs) with IFTC State Street as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o        403(b)  Custodial  Accounts  also with IFTC State Street as  custodian.
         This type of plan is available to employees of most non-profit organizations.


o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans, as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with State Street Bank and Trust as custodian describe the current fees payable to State Street Bank and Trust for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.


                    FUND ORGANIZATION AND SHAREHOLDER RIGHTS

Each  Fund  is a  diversified  series  of  the  Trust,  an  open-end  management investment company, organized as a business trust under the laws of Massachusetts on June 12, 1995. Effective November 17, 1998, the name of the Trust was changed from Zurich YieldWise Money Fund to Zurich YieldWise Funds. The Trust may issue an unlimited number of shares of beneficial interest, all having no par value which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust's shares are not currently divided into classes. While only shares of Money Fund, Government Money Fund and the Muni Money Fund are presently being offered, the Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple series, it is known as a "series company." Shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences, rights or privileges of any classes of shares within the Fund. Generally, each class of shares issued by a particular Fund would differ as to the allocation of certain expenses of the Fund, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees, if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination or reorganization of the Trust or a Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust to the extent provided in the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees or when the Board of Trustees determines that such a vote is appropriate.


Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust or any Fund or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.


                               DIVIDENDS AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares of the same Fund unless they elect to receive cash. Dividends will be reinvested monthly at the net asset value normally on the 25th of each month if a business day, otherwise on the prior business day. The Funds will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of (a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Muni Money Fund), (b) plus or minus all short-term realized gains and losses on portfolio assets and (c) minus accrued expenses allocated to the Fund. Expenses of the Funds are accrued each day. While each Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on portfolio securities. However, should the net asset value of a Fund deviate significantly from market value, the Board of Trustees could decide to value the portfolio securities at market value and then unrealized gains and losses would be included in net investment income above.

Taxes. The Funds intend to continue to qualify under the Internal Revenue Code ("Code") as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent their earnings are distributed. The Funds also intend to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8,1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Funds are to be treated as interest on private activity bonds in proportion to the interest income the Funds receive from private activity bonds, reduced by allowable deductions.

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Funds.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Funds, and 50% of Social Security benefits.

The tax exemption of dividends from the Funds for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Funds are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.

The Funds are required by law to withhold 30.5% (30% in 2002 and 2003) of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Muni Money Fund may not be an appropriate investment for persons who are `substantial users' of facilities financed by industrial development bonds held by the Muni Money Fund or are `related persons' to such users; such persons should consult their tax advisers before investing in the Muni Money Fund.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which State Street serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

                                 NET ASSET VALUE

As described in the prospectus, each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                              OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birth dates, their principal occupations and their affiliations, if any, with the Advisor and SDI, the principal underwriter, or their affiliates, are as follows:

JOHN W. BALLANTINE (2/16/46), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Retired; formerly, First Chicago NBD Corporation/The First National Bank of Chicago: 1996-1998, Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; Director, First Oak Brook Bancshares, Inc., Oak Brook Bank and Tokheim Corporation.

LEWIS A. BURNHAM (1/8/33), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Retired; formerly, Partner, Business Resources Group (management consulting firm); formerly, Executive Vice President, Anchor Glass Container Corporation.

MARK S. CASADY* (9/12/60), President and Trustee, 345 Park Avenue, New York, New York; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor, Chairman and Director, Distributor; Managing Director, Advisor.

LINDA C.  COUGHLIN*  (1/1/52),  Trustee,  Vice  President and  Chairperson,  Two
International Place, Boston, Massachusetts; Vice Chairperson and Director, Distributor; Managing Director, Advisor.

DONALD L.  DUNAWAY  (3/8/37),  Trustee,  222  South  Riverside  Plaza,  Chicago,
Illinois; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

JAMES  R.  EDGAR  (07/22/46),  Trustee,  222  South  Riverside  Plaza,  Chicago,
Illinois; Distinguished Fellow, Institute of Government and Public Affairs, University of Illinois; Director, Kemper Insurance Companies (not affiliated with the Scudder Funds); Director, John B. Sanfilippo & Son, Inc.; Director, Horizon Group Properties, Inc.; formerly, Governor of the State of Illinois.

WILLIAM F. GLAVIN, JR.* (08/30/58), Trustee and Vice President, Two International Place, Boston, Massachusetts; formerly, Executive Vice President of Market and Product Development, The Dreyfus Corporation; Vice President and Director, Distributor; Managing Director, Advisor.

ROBERT B. HOFFMAN (12/11/36), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief
Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly Vice President and Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals); Director, Harnischfeger Industries, Inc.

SHIRLEY D. PETERSON  (9/3/41),  Trustee,  222 South  Riverside  Plaza,  Chicago,
Illinois; Retired; formerly, President, Hood College, Maryland; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director, Bethlehem Steel Corp.

FRED B. RENWICK (02/01/30), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Professor Emeritus of Finance, New York University, Stern School of Business; Director, the Wartburg Foundation; Chairman Finance Committee of Morehouse College Board of Trustees; Director, American Bible Society Investment Committee; formerly member of the Investment Committee of Atlanta University Board of Trustees; formerly Director of Board of Pensions, Evangelical Lutheran Church of America.

WILLIAM P. SOMMERS (7/22/33), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm); Director, PSI, Inc., Evergreen Solar, Inc., and Litton Industries; Advisor, Guckenheimer Enterprises; Consultant and Director, SRI/Atomic Tangerine.

JOHN G. WEITHERS (8/8/33), Trustee, 222 South Riverside Plaza, Chicago, Illinois 60606; presently, Director, Federal Life Insurance Company; Chairman of the Board of Members and Trustee, DePaul

University; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, International Federation of Stock Exchanges; Director, Records Management Systems.

PHILIP J. COLLORA (11/15/45), Vice President and Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Attorney, Assistant Secretary, Distributor; Senior Vice President, Advisor.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Advisor.

RICHARD L. VANDENBERG (11/16/49), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; formerly, Senior Vice President and Portfolio Manager of an unaffiliated investment management firm; Managing Director, Advisor.

LINDA J. WONDRACK (9/12/64),  Vice President*,  Two International Place, Boston,
Massachusetts;   Vice  President  and  Chief  Compliance  Officer,  Distributor,
Managing Director, Advisor.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Assistant Treasurer, Distributor, Senior Vice President, Advisor.

THOMAS LALLY (9/22/67), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997, Assistant Secretary, Distributor; Managing Director, Advisor

JOHN  MILLETTE  (8/23/62),   Secretary*,   Two  International   Place,   Boston,
Massachusetts; Vice President, Advisor.

* Interested persons of the Funds as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's 2001 calendar year.


                                                            Aggregate           Total Compensation Scudder
                 Name of Trustee                     Compensation From Trust    Funds Paid to Trustees(1)(2)
--------------------------------------------------- --------------------------- -----------------------------

John W. Ballantine...............................             $6,882                   $183,570
Lewis A. Burnham.................................              5,871                    154,040
Donald L. Dunaway(1).............................              9,685                    205,350
James R. Edgar*..................................              2,725                    195,080
Robert B. Hoffman................................              6,281                    163,890
Shirley D. Peterson..............................              6,208                    149,010
Fred B. Renwick*.................................              6,270                    204,620
William P. Sommers...............................              5,860                    153,330
John G. Weithers*................................              6,967                    239,180

*        Elected as a Trustee of the Fund effective July 2001.

(1) Pursuant to deferred compensation agreements with the Fund, Mr. Dunaway has deferred, in prior years, compensation from the Fund. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Fund to Mr. Dunaway is $87,741.

(2) For Messrs. Ballantine, Burnham, Dunaway, Hoffman, and Sommers and Ms. Peterson, total amounts include compensation for service on the boards of 26 trusts/corporations comprised of 45 fund portfolios. For Messrs. Edgar, Renwick and Weithers, total amounts include compensation for service on the boards of 16 trusts/corporations comprised of 61 fund portfolios. Each Trustee elected as of July 2001 currently serves on the boards of 33 Scudder funds comprised of 78 fund portfolios.

(3)      Aggregate  compensation  reflects  amounts  paid  to the  Trustees  for numerous special meetings in connection with the Advisor's restructuring initiative (which included a comprehensive review of the Advisor's proposals, including a branding change, combinations of certain funds (including tax implications), liquidations of certain funds, implementation of an administrative agreement for certain funds (including fee caps) and the consolidation of certain boards). Such amounts totaled $77,760, $77,760, $39,420, $47,520, $43,200, $47,520,
         $82,080, $47,520 and $43,200 for Messrs. Ballantine, Burnham, Dunaway, Edgar, Hoffman, Renwick, Weithers and Sommers and Ms. Peterson, respectively. A portion of these meeting fees was borne by the Advisor.

As of October 31, 2001, the Trustees and Officers as a group owned less than 1% of the then outstanding shares of any Fund.

As of October 31, 2001, 25,904,243 shares in the aggregate, or 5.23% of the outstanding shares of Yieldwise Municipal Money Fund, were held in the name of McGuiness Management Company, LLC., for the benefit of Stanley and Kay Walker, 4080 McGinnis Ferry Road, Alpharetta, GA 30005 who may be deemed to be the beneficial owner of certain of these shares.

Except as stated above, as of October 31, 2001, no person owned of record more than 5% of the outstanding shares of any Fund.

                       APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS


A-1, A-2; Prime-1, Prime- 2; And F-1, F-2 Commercial Paper Ratings


Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.


The ratings F-1 and F-2 are the highest commercial paper ratings assigned by Fitch Investors Services, Inc. Issues assigned a rating of F-1 are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned an F-1 rating.


MIG-1 and MIG-2 Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.


A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


 FITCH INVESTORS SERVICE, INC. BOND RATINGS


AAA. Highest credit quality. This rating denotes the lowest degree of credit risk.

AA. Very high credit quality. This rating denotes a very low expectation of credit risk.

                             ZURICH YIELDWISE FUNDS
                                     PART C.
                                OTHER INFORMATION

Item 23.  Exhibits

              (a)          (a)(1)       Declaration of Trust is incorporated herein by reference to
                                        Registrant's Registration Statement on Form N-1A filed on February
                                        5, 1997.

                           (a)(2)       Amendment to Declaration of Trust is incorporated by reference to
                                        Registrant's Registration Statement on Form N-1A filed on February
                                        5, 1997.

                           (a)(3)       Amendment to Declaration of Trust is incorporated by reference to
                                        Registrant's Registration Statement on Form N-1A filed on February
                                        5, 1997.

                           (a)(4)       Amendment to Declaration of Trust is incorporated by reference to
                                        Registrant's Registration Statement on Form N-1A filed on November
                                        25, 1998.

              (b)                       By-Laws  are  incorporated   herein  by  reference  to  Registrant's
                                        Registration Statement on Form N-1A filed on March 28, 1997.

                           (1)          Amendment to By-Laws is filed herein.

              (c)          (c)(1)       Specimen Share  Certificate is  incorporated  herein by reference to
                                        Registrant's  Registration Statement on Form N-1A filed on March 28,
                                        1997.

                           (c)(2)       Establishment  and  Designation  of Series  of shares of  Beneficial
                                        Interest is incorporated  by reference to Registrant's  Registration
                                        Statement on Form N-1A filed on November 25, 1998.

              (d)          (d)(1)       Investment  Management  Agreement for Zurich  YieldWise  Money Fund,
                                        dated   September  7,  1998,   is   incorporated   by  reference  to
                                        Registrant's  Registration Statement on Form N-1A filed on September
                                        28, 1999.

                           (d)(2)       Investment  Management  Agreement  for Zurich  YieldWise  Government
                                        Money Fund,  dated November 30, 1998, is  incorporated  by reference
                                        to  Registrant's   Registration  Statement  on  Form N-1A  filed  on
                                        November 25, 1998.

                           (d)(3)       Investment  Management  Agreement  for  Zurich  YieldWise  Municipal
                                        Money Fund,  dated November 30, 1998, is  incorporated  by reference
                                        to  Registrant's   Registration  Statement  on  Form N-1A  filed  on
                                        November 25, 1998.

              (e)          (e)(1)       Underwriting  Agreement  for  Zurich  YieldWise  Money  Fund,  dated
                                        December  31, 1997,  is  incorporated  by reference to  Registrant's
                                        Registration Statement on Form N-1A filed on November 25, 1998.



                                Part C - Page 1

                           (e)(2)       Underwriting  Agreement for Zurich YieldWise  Government Money Fund,
                                        dated  September  7, 1998,  is  incorporated  herein by reference to
                                        Registrant's  Registration  Statement on Form N-1A filed on November
                                        25, 1998.

                           (e)(3)       Underwriting  Agreement for Zurich  YieldWise  Municipal Money Fund,
                                        dated   September  7,  1998,   is   incorporated   by  reference  to
                                        Registrant's  Registration  Statement on Form N-1A filed on November
                                        25, 1998.

                           (e)(4)       Underwriting Agreement for Zurich YieldWise Municipal Money Fund,
                                        dated October 1, 1999, is incorporated herein by reference to
                                        Registrant's Registration Statement on Form N-1A is filed herein.

              (f)                       Inapplicable.

              (g)          (g)(1)       Custodian   Agreement  for  Zurich  YieldWise  Money  Fund,   Zurich
                                        YieldWise  Municipal  Money  Fund and  Zurich  YieldWise  Government
                                        Money   Fund  is   incorporated   by   reference   to   Registrant's
                                        Registration Statement on Form N-1A filed on September 28, 1999.

                           (g)(2)       Amendment to Custodian  Agreement for Zurich YieldWise Money Fund is
                                        incorporated by reference to Registrant's  Registration Statement on
                                        Form N-1A filed on September 28, 1999.

                           (g)(3)       Amendment to Custodian Contract for Zurich YieldWise Money Funds,
                                        dated January 5, 2001 is filed herein.

              (h)          (h)(1)       Agency Agreement is incorporated by reference to Registrant's
                                        Registration Statement on Form N-1A filed on March 28, 1997.

                           (h)(2)       Fund Accounting and Service Agreement on behalf of Zurich YieldWise
                                        Money Funds, dated December 31, 1997, is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on
                                        November 25, 1998.

                           (h)(3)       Fund Accounting and Service Agreement on behalf of Zurich YieldWise
                                        Government Money Fund, dated September 7, 1998, is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on November 25, 1998.

                           (h)(4)       Fund Accounting and Service Agreement on behalf of Zurich YieldWise
                                        Municipal Money Fund, dated September 7, 1998, is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on November 25, 1998.

                           (h)(5)       Transfer Agency and Service Agreements on behalf of Zurich
                                        YieldWise Funds, dated August 3, 2000, are filed herein.

              (i)                       Legal Opinion is filed herein.

              (j)                       Consent of Independent Auditors is filed herein.

              (k)                       Inapplicable.



                                Part C - Page 2

              (l)                       Inapplicable.

              (m)                       Inapplicable.

              (n)                       Inapplicable.

              (p)          (1)          Zurich Scudder Investments, Inc.  Code of Ethics.
                                        (Incorporated  by reference to  Post-Effective  Amendment  No. 38 to the Registration Statement.)

                           (2)          Code of Ethics.
                                        (Incorporated  by reference to  Post-Effective  Amendment  No. 39 to the Registration Statement.)


Item 24.  Persons Controlled by or Under Common Control with Registrant
--------

         Not applicable.

Item 25.  Indemnification
--------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.          Business or Other Connections of Investment Advisor
--------          ---------------------------------------------------

                  Zurich Scudder Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                                Part C - Page 3

                      Business and Other Connections
Name                  of Board of Directors of Registrant's Advisor
----                  ---------------------------------------------

Lynn S. Birdsong      Director and Vice President, Zurich Scudder Investments, Inc.**
                      Director and Chairman, Scudder Investments (Luxembourg) S.A.#
                      Director, Scudder Investments (U.K.) Ltd.  oo
                      Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                      Director and Chairman, Scudder Investments Japan, Inc.+
                      Senior Vice President, Scudder Investor Services, Inc.
                      Director and Chairman, Scudder Trust (Cayman) Ltd.@@@
                      Director, Scudder, Stevens & Clark Australia x
                      Director and Vice President, Zurich Investment Management, Inc.  xx
                      Director and President, Scudder, Stevens & Clark Corporation**
                      Director and President, Scudder , Stevens & Clark Overseas Corporation o
                      Director, Scudder Threadneedle International Ltd.
                      Director, Korea Bond Fund Management Co., Ltd.@@

Nicholas Bratt        Director and Vice President, Zurich Scudder Investments, Inc.**
                      Vice President, Scudder, Stevens & Clark Corporation**
                      Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng     Director, Zurich Scudder Investments, Inc.**
                      Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                      Director, ZKI Holding Corporation xx

Martin Feinstein      Director, Zurich Scudder Investments, Inc.**

Steven Gluckstern     Director, Chairman of the Board, Zurich Scudder Investments, Inc.**
                      Chief Executive Officer, Zurich Global Asset Business##

Gunther Gose          Director, Zurich Scudder Investments, Inc.**
                      CFO, Member Group Executive Board, Zurich Financial Services, Inc.##
                      Director and CEO/Branch Offices, Zurich Life Insurance Company##

Harold D. Kahn        Treasurer and Chief Financial Officer, Zurich Scudder Investments, Inc.**



                                Part C - Page 4

                      Business and Other Connections
Name                  of Board of Directors of Registrant's Advisor
----                  ---------------------------------------------

Kathryn L. Quirk      Chief Legal Officer, Chief Compliance Officer and Secretary, Zurich Scudder
                            Investments, Inc.**
                      Director, Vice President, Chief Legal Officer and Secretary, Kemper Scudder
                            Distributors, Inc.
                      Director and Secretary, Kemper Scudder Investments Service Company
                      Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                            Investor Services, Inc.
                      Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                      Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                      Director & Assistant Clerk, Scudder Service Corporation*
                      Director and Secretary, SFA, Inc.*
                      Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                      Director, Scudder, Stevens & Clark Japan, Inc.###
                      Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                      Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                      Director, Vice President and Secretary, Scudder Realty Advisers, Inc.@
                      Director and Secretary, Scudder, Stevens & Clark Corporation**
                      Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                      Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                      Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                      Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                      Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                      Director, Vice President and Secretary, SS&C Investment Corporation**
                      Director, Vice President and Secretary, SIS Investment Corporation**
                      Director, Vice President and Secretary, SRV Investment Corporation**
                      Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                            Services, Inc.*
                      Director, Korea Bond Fund Management Co., Ltd.@@
                      Director, Scudder Threadneedle International Ltd.
                      Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                      Director, Scudder Investments Japan, Inc.+
                      Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                      Director and Secretary, Zurich Investment Management, Inc. xx

Farhan Sharaff        Chief Investment Officer, Zurich Scudder Investments, Inc.**

Edmond D. Villani     Director, President and Chief Executive Officer, Zurich Scudder Investments, Inc.**
                      Director, Scudder, Stevens & Clark Japan, Inc.###
                      President and Director, Scudder, Stevens & Clark Overseas Corporation o
                      President and Director, Scudder, Stevens & Clark Corporation**
                      Director, Scudder Realty Advisors, Inc.@
                      Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                      Director, Scudder Threadneedle International Ltd.
                      Director, Scudder Investments Japan, Inc.+
                      Director, Scudder Kemper Holdings (UK) Ltd. oo
                      President and Director, Zurich Investment Management, Inc. xx
                      Director and Deputy Chairman, Scudder Investment Holdings Ltd.



                                Part C - Page 5

     *         Two International Place, Boston, MA
     @         333 South Hope Street, Los Angeles, CA
     **        345 Park Avenue, New York, NY
     #         Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
               Luxembourg B 34.564
     ***       Toronto, Ontario, Canada
     @@@       Grand Cayman, Cayman Islands, British West Indies
     o         20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
     ###       1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
     xx        222 S. Riverside, Chicago, IL
     xxx       Zurich Towers, 1400 American Ln., Schaumburg, IL
     @@        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
               British West Indies
     ##        Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
     oooo      One South Place, 5th Floor, London EC2M 2ZS England
     ooo       One Exchange Square, 29th Floor, Hong Kong
     +         Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
               Tokyo 105-0001
     x         Level 3, Five Blue Street, North Sydney, NSW 2060




Item 27.          Principal Underwriters
--------          ----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other funds managed by Zurich Scudder Investments, Inc.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Pricipal             Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Mark S. Casady                Chairman and Director                    President and Trustee
         Two International Place
         Boston, MA  02110-4103

         Linda C. Coughlin             Vice Chairman and Director               Vice President, Chairperson
         Two International Place                                                and Trustee
         Boston, MA  02110-4103

         William F. Glavin             Vice President and Director              Trustee
         Two International Place
         Boston, MA  02110-4103



                                Part C - Page 6

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Pricipal             Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Thomas V. Bruns               President                                None
         222 South Riverside Plaza
         Chicago, IL  60606

         James J. McGovern             Chief Financial Officer and Treasurer    None
         345 Park Avenue
         New York, NY  10054

         Paula Gaccione                Secretary                                None
         345 Park Avenue
         New York, NY  10054

         Linda J. Wondrack             Vice President and Chief Compliance      Vice President
         Two International Place       Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Scott B. David                Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Robert J. Guerin              Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Michael E. Harrington         Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Dean Jackson                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606



                                Part C - Page 7

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Pricipal             Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Johnston A. Norris            Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Howard S. Schneider           Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Todd N. Gierke                Assistant Treasurer                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         James E. Keating              Assistant Treasurer                      None
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                      Vice President and Assistant
         222 South Riverside Plaza                                              Secretary
         Chicago, IL  60606

         Caroline Pearson              Assistant Secretary                      Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Diane E. Ratekin              Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606



         (c)      Not applicable



Item 28.  Location of Accounts and Records
--------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial and transfer agency functions, at the offices of the custodian, State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston Massachusetts 02110 and of the shareholder service agent, Scudder Investments Service Company, P.O. Box 219151, Kansas City, Missouri 64121-9151.

Item 29. Management Services
--------

         Not applicable.

Item 30.  Undertakings
--------

a)       Not applicable.


                                Part C - Page 8

b)       Not applicable.

c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                Part C - Page 9

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 26th day of November, 2001.

                                  ZURICH YIELDWISE FUNDS

                                  By:/s/ Mark S. Casady
                                     -------------------------------------
                                     Mark S. Casady
                                     President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 26th day of November 2001 on behalf of the following persons in the capacities indicated.

SIGNATURE                                           TITLE                                     DATE
---------                                           -----                                     ----

/s/ John W. Ballatine
----------------------------------------------
John W. Ballatine*                                  Trustee                                   November 26, 2001

/s/ Lewis A. Burnham
----------------------------------------------
Lewis A. Burnham*                                   Trustee                                   November 26, 2001

/s/ Mark S. Casady
----------------------------------------------
Mark S. Casady*                                     Trustee and President                     November 26, 2001

/s/ Linda C. Coughlin
----------------------------------------------
Linda C. Coughlin*                                  Trustee, Chairperson and Vice             November 26, 2001
                                                    President

/s/ Donald L. Dunaway
----------------------------------------------
Donald L. Dunaway*                                  Trustee                                   November 26, 2001

/s/ James R. Edgar
----------------------------------------------
James R. Edgar*                                     Trustee                                   November 26, 2001

/s/ William F. Glavin, Jr.
----------------------------------------------
William F. Glavin, Jr.*                             Trustee                                   November 26, 2001

/s/ John Hebble
----------------------------------------------
John Hebble                                         Treasurer (Principal Financial and        November 26, 2001
                                                    Accounting Officer)

/s/ Robert B. Hoffman
----------------------------------------------
Robert B. Hoffman*                                  Trustee                                   November 26, 2001

/s/ Shirley D. Peterson
----------------------------------------------
Shirley D. Peterson*                                Trustee                                   November 26, 2001






/s/ Fred B. Renwick
----------------------------------------------
Fred B. Renwick*                                    Trustee                                   November 26, 2001

/s/ William P. Sommers
----------------------------------------------
William P. Sommers*                                 Trustee                                   November 26, 2001

/s/ John G. Weithers
----------------------------------------------
John G. Weithers*                                   Trustee                                   November 26, 2001




     *By:/s/ John Millette
         -------------------------------------
         John Millette**                            Secretary                                 November 26, 2001

         **Attorney-in-fact pursuant to the powers of attorney filed herein.

                                POWER OF ATTORNEY

                             Zurich Yieldwise Funds

Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Philip J. Collora, John Millette, Caroline Pearson, and David Sturms and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ John W. Ballantine                                                                   July 18, 2001
--------------------------------------
John W. Ballantine                          Trustee

/s/ Lewis A. Burnham                                                                     July 18, 2001
--------------------------------------
Lewis A. Burnham                            Trustee

/s/ Mark S. Casady                                                                       July 18, 2001
--------------------------------------
Mark S. Casady                              Trustee and President

/s/ Linda C. Coughlin                                                                    July 18, 2001
--------------------------------------
Linda C. Coughlin                           Trustee, Vice President and Chairman

/s/ Donald L. Dunaway                                                                    July 18, 2001
--------------------------------------
Donald L. Dunaway                           Trustee

/s/ James R. Edgar                                                                       July 18,2001
--------------------------------------
James R. Edgar                              Trustee

/s/ William F. Glavin, Jr.                                                               July 18,2001
--------------------------------------
William F. Glavin, Jr.                      Trustee

/s/ Robert B. Hoffman                                                                    July 18, 2001
--------------------------------------
Robert B. Hoffman                           Trustee

/s/ Shirley D. Peterson                                                                  July 18, 2001
--------------------------------------
Shirley D. Peterson                         Trustee

/s/ Fred B. Renwick                                                                      July 18, 2001
--------------------------------------
Fred B. Renwick                             Trustee

/s/ William P. Sommers                                                                   July 18, 2001
--------------------------------------
William P. Sommers                          Trustee

/s/ John G. Weithers                                                                     July 18, 2001
--------------------------------------
John G. Weithers                            Trustee


                                                              File No. 333-21187
                                                               File No. 811-8047



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                          PRE-EFFECTIVE AMENDMENT NO. 9
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 10

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                             ZURICH YIELDWISE FUNDS

                             ZURICH YIELDWISE FUNDS
                                INDEX TO EXHIBITS

                                 Exhibit (b)(1)

                                 Exhibit (e)(4)

                                 Exhibit (g)(3)

                                 Exhibit (h)(5)

                                   Exhibit (i)

                                   Exhibit (j)